Operations (Tables)	12 Months Ended
Dec. 31, 2021
Operations
Copel’s plants with the right to extend the concession, pursuant to Aneel Ratification Resolution No, 2.919 of August 03, 2021 and No. 2.932, of September 17, 2021, are listed below:

Copel’s plants with the right to extend the concession, pursuant to Aneel Ratification Resolution No, 2.919 of August 03, 2021 and No. 2.932, of September 17, 2021, are listed below:

Aneel Homologation	Company	Plant	Lease End Date (Current)	Extension (days)	Concession end date (After adhesion)	Interest %
REH 2.919/2021	Copel GeT	APUCARANINHA	10.12.2025	472	01.27.2027	100
	Copel GeT	CAPIVARI/CACHOEIRA(GPS)	01.05.2046	2,555	01.03.2053	100
	Copel GeT	CAVERNOSO	01.07.2031	898	06.23.2033	100
	Copel GeT	CHAMINE	08.16.2026	717	08.02.2028	100
	Copel GeT	DERIVAÇÃO DO RIO JORDÃO	11.15.2029	949	06.21.2032	100
	Copel GeT	GUARICANA	08.16.2026	705	07.21.2028	100
	Copel GeT	SALTO CAXIAS (GJR)	05.04.2030	1,051	03.20.2033	100
	Copel GeT	SAO JORGE	12.03.2024	598	07.24.2026	100
	Copel GeT	SEGREDO (GNB)	11.15.2029	1,045	09.25.2032	100
REH 2.932/2021	Copel GeT	CAVERNOSO 2	02.28.2046	1,742	12.06.2050	100
	Copel GeT	COLÍDER	01.17.2046	13	01.30.2046	100
	FDA (a)	GOV. BENTO MUNHOZ	09.17.2023	461	12.21.2024	100
	Copel GeT	MAUA	07.03.2042	1,789	05.27.2047	51
	Copel GeT	UHE BAIXO IGUAÇU	10.30.2049	34	12.03.2049	30
	ELEJOR	FUNDÃO	05.28.2037	1,110	06.11.2040	70
	ELEJOR	SANTA CLARA	05.28.2037	1078	05.10.2040	70
(a) Copel GeT subsidiaries

Schedule of subsidiaries

1.1.1	Subsidiaries

	Headquarters	Main activity	Interest
Subsidiaries			%	Investor
Copel Geração e Transmissão S.A. (Copel GeT)	Curitiba/PR	Production and transmission of electricity	100.0	Copel
Copel Distribuição S.A. (Copel DIS)	Curitiba/PR	Distribution and marketing of electricity	100.0	Copel
Copel Telecomunicações S.A. (Copel TEL) - Note 41	Curitiba/PR	Telecommunication and communication	100.0	Copel
Copel Serviços S.A. (Copel SER)	Curitiba/PR	Production of electricity	100.0	Copel
Copel Comercialização S.A. (Copel COM)	Curitiba/PR	Commercialization of electricity	100.0	Copel
Companhia Paranaense de Gás - Compagás	Curitiba/PR	Distribution of pipeline gas	51.0	Copel
Elejor - Centrais Elétricas do Rio Jordão S.A.	Curitiba/PR	Production of electricity	70.0	Copel
UEG Araucária S.A. (UEGA)	Curitiba/PR	Production of electricity from natural gas	20.3	Copel
			60.9	Copel GeT
São Bento Energia, Investimentos e
Participações S.A. (São Bento)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Nova Asa Branca I Energias Renováveis S.A.	S. Miguel do Gostoso/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Asa Branca II Energias Renováveis S.A.	Parazinho/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Asa Branca III Energias Renováveis S.A.	Parazinho/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Eurus IV Energias Renováveis S.A.	Touros/RN	Production of electricity from wind sources	100.0	Copel GeT
Santa Maria Energias Renováveis S.A.	Maracanaú/CE	Production of electricity from wind sources	100.0	Copel GeT
Santa Helena Energias Renováveis S.A.	Maracanaú/CE	Production of electricity from wind sources	100.0	Copel GeT
Ventos de Santo Uriel S.A.	João Câmara/RN	Production of electricity from wind sources	100.0	Copel GeT
Cutia Empreendimentos Eólicos S.A. (Cutia)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Brownfield Investment Holding Lltda. (Brownfield) - Note 1.2	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Ventos de Serra do Mel B S.A. - Note 1.2	Serra do Mel/RN	Control and management of interests	68.84	Copel GeT
			31.16	Brownfield
Costa Oeste Transmissora de Energia S.A.	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Marumbi Transmissora de Energia S.A.	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Uirapuru Transmissora de Energia S.A	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Bela Vista Geração de Energia S.A.	Curitiba/PR	Production of electricity	100.0	Copel GeT
F.D.A. Geração de Energia Elétrica S.A. (FDA)	Curitiba/PR	Production of electricity	100.0	Copel GeT
Jandaíra I Energias Renováveis S.A. (a) (b)	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Jandaíra II Energias Renováveis S.A. (a) (b)	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Jandaíra III Energias Renováveis S.A. (a) (b)	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Jandaíra IV Energias Renováveis S.A. (a) (b)	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Eol Potiguar B61 SPE S.A. (c) - Note 1.2	Serra do Mel/RN	Production of electricity from wind sources	100.0	Copel GeT
GE Olho D’Água S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE Boa Vista S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE Farol S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE São Bento do Norte S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
Central Geradora Eólica São Bento do Norte I S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Bento do Norte II S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Bento do Norte III S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel I S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel II S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel III S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Guajiru S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Jangada S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Potiguar S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Cutia S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Maria Helena S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Esperança do Nordeste S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Paraíso dos Ventos do Nordeste S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Eol Potiguar B141 SPE S.A. - Note 1.2	Serra do Mel/RN	Production of electricity from wind sources	100.0	Serra do Mel
Eol Potiguar B142 SPE S.A. - Note 1.2	Serra do Mel/RN	Production of electricity from wind sources	100.0	Serra do Mel
Eol Potiguar B143 SPE S.A. - Note 1.2	Serra do Mel/RN	Production of electricity from wind sources	100.0	Serra do Mel
Eol Ventos de Vila Paraíba IV SPE S.A. - Note 1.2	Serra do Mel/RN	Production of electricity from wind sources	100.0	Serra do Mel
(a) Pre-operating stage.
(b) SPEs established with 0.1% interest in Cutia. The transfer of all shares to Copel GeT was concluded in 2021.
(c) Wind farm with 99.99992% interest in Copel Get and 0.00008% in Brownfield.

Schedule of joint venture

1.1.2	Joint Ventures

Joint ventures	Headquarters	Main activity	Interest
			%	Investor
Voltalia São Miguel do Gostoso I Participações S.A.	São Paulo/SP	Interests in companies	49.0	Copel
Solar Paraná GD Participações S.A. (a)	Curitiba/PR	Interests in companies	49.0	Copel
Paraná Gás Exploração e Produção S.A. (b)	Curitiba/PR	Exploration of oil and natural gas	30.0	Copel
Caiuá Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Integração Maranhense Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Matrinchã Transmissora de Energia (TP NORTE) S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Guaraciaba Transmissora de Energia (TP SUL) S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Paranaíba Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	24.5	Copel GeT
Mata de Santa Genebra Transmissão S.A.	Jundiaí/SP	Transmission of electricity	50.1	Copel GeT
Cantareira Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT

(a) Holding of 6 Special Purpose Entities (SPEs) operating in the distributed generation sector (photovoltaic plants): Pharma Solar II, Pharma Solar III, Pharma Solar IV, in commercial operation, and Bandeirantes Solar I, Bandeirantes Solar II and Bandeirantes Solar III, in pre-operating stage.
(b) Company closed in July 26, 2021.

Schedule of associates

1.1.3	Associates

Associated companies	Headquarters	Main activity	Interest
			%	Investor
Dona Francisca Energética S.A.	Agudo/RS	Production of electricity	23.03	Copel
Foz do Chopim Energética Ltda.	Curitiba/PR	Production of electricity	35.77	Copel GeT
Carbocampel S.A.	Figueira/PR	Coal exploration	49.0	Copel

Schedule of joint operations (consortiums)

1.1.4	Joint operations (consortiums)

Joint operations - Consortiums	Consortium members	Interest (%)
Consórcio Energético Cruzeiro do Sul (Note 18.3)	Copel GeT	51.0
	Eletrosul Centrais Elétricas S.A.	49.0
Consórcio Empreendedor Baixo Iguaçu (Note 18.3)	Copel GeT	30.0
	Geração Céu Azul S.A (subsidiary of Neoenergia S.A.)	70.0
Consórcio Copel Energia a Gás Natural (a)	Copel	49.0
	Shell Brasil Petróleo Ltda.	51.0
Consórcio Paraná IP (b)	Copel	49.0
	Consórcio BRC	51.0
a)	Consórcio Copel Energia a Gás Natural

In July 2020, Consórcio Copel Energia a Gás Natural was created with the purpose of developing technical, economic-financial and socio-environmental feasibility studies of natural gas thermoelectric generation projects. The object planned for the consortium is under development.

b)	Consórcio Paraná IP

In September 2020, the Consórcio Paraná IP was created, with the objective of participating in studies and tenders for modernization of public lighting systems and development of smart cities solutions. However, the Company deepened the prospecting of business opportunities and the analysis of attractiveness to operate in the segment, considering the recent concessions made by municipalities to establish Public-Private Partnerships and the discount levels presented by potential competitors and decided to not prioritize its performance in this service currently. The consortium’s termination process was completed on May 25th, 2021 with registration with the Paraná Commercial Registry.

The table below shows the equity interests acquired

The table below shows the equity interests acquired. Copel GeT took control over these companies that, until then, were directly or indirectly controlled by Voltalia S.A.:

	Interest
Subsidiaries	%	Investor
Brownfield Investment Holding Lltda. (Brownfield)	100.0	Copel GeT
Ventos de Serra do Mel B S.A.	68.84	Copel GeT
	31.16	Brownfield
Eol Potiguar B61 SPE S.A.	99.99992	Copel GeT
	0.00008	Brownfield
Eol Potiguar B141 SPE S.A.	100.0	Ventos de Serra do Mel
Eol Potiguar B142 SPE S.A.	100.0	Ventos de Serra do Mel
Eol Potiguar B143 SPE S.A.	100.0	Ventos de Serra do Mel
Eol Ventos de Vila Paraíba IV SPE S.A.	100.0	Ventos de Serra do Mel

Assets acquired and liabilities recognized

Copel GeT preliminarily measured the fair value of the identified assets acquired and liabilities assumed at the acquisition date. The table below shows the consolidated amounts of all companies acquired:

	Adjusted	Fair value	Fair value at the
	book value (a)	adjustment	acquisition date
Assets acquired	901,059	277,120	1,178,179
Cash and cash equivalents	76,350	-	76,350
Bonds and securities	13,236	-	13,236
Trade accounts receivable	23,585	-	23,585
Other receivables	341	-	341
Income tax and social contribution	476	-	476
Other recoverable taxes	64	-	64
Prepaid expenses	24	-	24
Property, plant and equipment	754,557	-	754,557
Intangible assets	10,275	277,120	287,395
Right-of-use asset	22,151	-	22,151
Liabilities assumed	580,495	94,221	674,716
Suppliers	11,229	-	11,229
Income tax and social contribution	117	-	117
Other taxes due	2,905	-	2,905
Deferred income tax and social contribution	3,191	94,221	97,412
Loans and financing	514,273	-	514,273
Lease liability	22,379	-	22,379
Other accounts payable	26,401	-	26,401
Net assets acquired	320,564	182,899	503,463
(a) Book value of investees adjusted to the Company’s practices before the allocation of fair value in the business combination.

The table below shows the consideration transferred for the assets acquired and the goodwill determined as a result of the recognition of the deferred tax liability in the business combination:

The table below shows the consideration transferred for the assets acquired and the goodwill determined as a result of the recognition of the deferred tax liability in the business combination:

Consideration amount	597,684
(-) Fair value of net assets acquired	503,463
Goodwill	94,221